Loans And Leases (Balance In ALLL And Recorded Investment In Loans By Portfolio Segment And Based On Impairment Method) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		$ 23	$ 35
Collectively evaluated for impairment		16,999	7,103
Total ending allowance balance		17,022	7,138	$ 7,012
Individually evaluated for impairment		3,090	4,612
Collectively evaluated for impairment		909,276	665,829
Total ending loan balance		912,366	670,441
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment			1
Collectively evaluated for impairment		3,426	2,053
Total ending allowance balance		3,426	2,054	1,819
Individually evaluated for impairment		268	85
Collectively evaluated for impairment		338,018	170,561
Total ending loan balance	[1]	338,286	170,646
Single-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment			1
Collectively evaluated for impairment		1,299	947
Total ending allowance balance		1,299	948	1,061
Individually evaluated for impairment		104	107
Collectively evaluated for impairment		147,756	120,149
Total ending loan balance		147,860	120,256
Multi-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		467	447
Total ending allowance balance		467	447	612
Collectively evaluated for impairment		45,375	39,229
Total ending loan balance		45,375	39,229
Real Estate Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		23	33
Collectively evaluated for impairment		9,161	2,571
Total ending allowance balance		9,184	2,604	2,274
Individually evaluated for impairment		2,718	4,420
Collectively evaluated for impairment		274,310	243,123
Total ending loan balance		277,028	247,543
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		2,254	759
Total ending allowance balance		2,254	759	739
Collectively evaluated for impairment		80,426	67,652
Total ending loan balance		80,426	67,652
Home Equity Line Of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		276	265
Total ending allowance balance		276	265	410
Collectively evaluated for impairment		20,962	20,941
Total ending loan balance		20,962	20,941
Other Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		116	61
Total ending allowance balance		116	61	$ 97
Collectively evaluated for impairment		2,429	4,174
Total ending loan balance		$ 2,429	$ 4,174

[1]	Includes $4,133 and $4,779 of commercial leases at December 31, 2020 and December 31, 2019, respectively.